Treasury shares	6 Months Ended
Jun. 30, 2023
Treasury shares,
Treasury shares

12.Treasury shares

For a discussion of our at the market offering program with Jefferies LLC for the fiscal year ended December 31, 2022, please refer to Note 11 “Share capital” of our Annual Report on Form 20-F for the year ended December 31, 2022 filed on March 16, 2023.

In Q2 2023, the Company sold 712,993 common shares previously held as treasury shares pursuant to the Sales Agreement, raising USD 2.3 (CHF 2.1) million, net of underwriting fees.

As of June 30, 2023 and December 31, 2022, the Company had 5,501,028 and 6,214,021 treasury shares remaining, respectively.